PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Furniture & fixtures	Office & Communication equipment	Vehicles	Land and Building	Field camps and equipment	Right-of-use asset	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
Cost
Balance at January 1, 2020	151,786	28,190	11,708	217,617	221,375	739,106	84,906	1,454,688
Additions	-	-	-	-	-	-	-	-
Disposals	-	-	-	-	-	(51,149)	-	(51,149)
Balance at December 31, 2020	151,786	28,190	11,708	217,617	221,375	687,957	84,906	1,403,539
Additions	-	1,232	-	125,911	815,967	-	-	943,110
Disposals	-	-	-	-	-	-	-	-
Revaluation of asset	-	-	-	-	-	-	-	-
Balance at December 31, 2021	151,786	29,422	11,708	343,528	1,037,342	687,957	84,906	2,346,649

Accumulated Depreciation
Balance at January 1, 2020	141,866	22,605	11,708	2,985	216,636	192,810	84,906	673,516
Additions	1,839	2,528	-	11,938	3,964	181,850	-	202,119
Disposals	-	-	-	-	-	-	-	-
Balance at December 31, 2020	143,705	25,133	11,708	14,923	220,600	374,660	84,906	875,635
Additions	1,501	3,529	-	11,938	15,663	170,889	-	203,520
Disposals	-	-	-	-	-	-	-	-
Adjustment	-	(1,940)	-	-	-	-	-	(1,940)
Balance at December 31, 2021	145,206	26,722	11,708	26,861	236,263	545,549	84,906	1,077,215
Balance at January 1, 2020	9,920	5,585	-	214,632	4,739	546,296	-	781,172
Balance at December 31, 2020	8,081	2,414	2,414	2,414	2,414	2,414	2,414	527,904
Balance at December 31, 2021	6,580	2,700	-	316,667	801,079	142,408	-	1,269,434